STOCKHOLDERS' EQUITY (Details 5) (Nonemployee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Nonemployee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Beginning Balance	288,037	432,060
Number of Options, Granted	164,108	2,820,976
Number of Options Vested during the year	(308,123)	(2,964,999)
Number of Options Ending Balance	144,022	288,037
Weighted Average Fair Value Beginning Balance	$ 0.1989	$ 0.2441
Exercise Price, weighted average fair value of options granted	$ 0.85	$ 0.2955
Weighted Average Fair Value Vested during the year	$ 0.7959	$ 0.2916
Weighted Average Fair Value Ending Balance	$ 1.9555	$ 0.1989